RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses incurred on behalf of the company	$ 57,102	$ 50,359	$ 11,266
Amounts payable and accrued liabilities to related parties	$ 29,855	7,568
Number of shares held	89,240
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	$ 69,806	$ 21,149